SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                          DWS Short Duration Plus Fund

The following information replaces similar disclosure in "The Fund's Main Investment Strategy" section of the prospectuses:

Fixed income securities in which the fund may invest include the following:

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government. Securities issued by certain agencies and instrumentalities of the US government are not guaranteed by the US government and are supported solely by the credit of the agency or instrumentality.

o US dollar-denominated fixed income securities of domestic or foreign corporations, foreign governments or supranational entities, including adjustable rate loans that have a senior right to payment ("Bank Loans"). Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the Bank Loan market may restrict the fund's ability to acquire some Bank Loans, affect the timing of such acquisition or affect the price at which a Bank Loan is acquired.

o US dollar-denominated asset-backed securities issued by domestic or foreign entities.

o Mortgage pass-through securities issued by governmental and non-governmental issuers.

o Collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage-backed securities.

o Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities.

o Short-term investments, including money market mutual funds. The fund invests in short-term investments to meet shareholder withdrawals and other liquidity needs. Short-term investments will be rated at the time of purchase within one of the top two short-term rating categories by a NRSRO or, if unrated, determined by the fund's investment advisor to be of similar quality.


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
June 11, 2008
DSDP-3603

The following information replaces similar disclosure in "The Main Risks of Investing in the Fund" section of the prospectuses:

Credit Risk. A fund purchasing debt securities faces the risk that the creditworthiness of a borrower may decline, causing the value of the debt securities to decline. In addition, a borrower may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the borrowers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases, debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

The following information replaces similar disclosure in "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of the fund.

  William Chepolis, CFA                  Matthew F. MacDonald
  Managing Director of Deutsche Asset    Director of Deutsche Asset Management
  Management and Portfolio Manager of    and Portfolio Manager of the fund.
  the fund.                              o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset                  and the fund in 2006 after 14 years
      Management in 1998 after 13            of fixed income experience at Bank
      years of experience as vice            of America Global Structured
      president and portfolio manager        Products and PPM America, Inc.,
      for Norwest Bank, where he             where he was portfolio manager for
      managed the bank's fixed income        public fixed income, including MBS,
      and foreign exchange portfolios.       ABS, CDOs and corporate bonds;
  o   Portfolio Manager for Retail           earlier, as an analyst for MBS, ABS
      Mortgage Backed Securities: New        and money markets; and originally,
      York.                                  at Duff & Phelps Credit Rating
  o   Joined the fund in 2002.               Company.
  o   BIS, University of Minnesota.      o   Portfolio Manager for Retail
                                             Mortgage Backed Securities: New
                                             York.
                                         o   BA, Harvard University; MBA,
                                             University of Chicago Graduate
                                             School of Business.

June 11, 2008
DSDP-3603

  Eric S. Meyer, CFA                     Gary Sullivan, CFA
  Managing Director of Deutsche Asset    Director of Deutsche Asset Management
  Management and Portfolio Manager       and Portfolio Manager of the fund.
  of the fund.                           o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset                  in 1996 and the fund in 2006.
      Management in 2006 after 16            Served as the head of the High
      years of experience in                 Yield group in Europe and as an
      positions of increasing                Emerging Markets portfolio manager.
      responsibility in corporate        o   Prior to that, four years at
      banking with First Chicago,            Citicorp as a research analyst and
      Credit Agricole, and most              structurer of collateralized
      recently, Bank of America's            mortgage obligations. Prior to
      subsidiary, Flagship Capital           Citicorp, served as an officer
      Management. Prior to his               in the US Army from 1988 to 1991.
      corporate banking experience,      o   BS, United States Military Academy
      he worked in trust management          (West Point); MBA, New York
      operations for 10 years at             University, Stern School of
      First Chicago and E.F. Hutton.         Business.
  o   Head of US Loan Portfolio
      Management, High Yield             Robert Wang
      Strategies: New York.              Managing Director of Deutsche Asset
  o   Joined the fund in 2008.           Management and Portfolio Manager of
  o   BA from State University of New    the fund.
      York, Albany; MBA from Pace        o   Joined Deutsche Asset Management
      University.                            in 1995 as portfolio manager for
                                             asset allocation after 13 years of
  Thomas Picciochi                           experience of trading fixed income,
  Director of Deutsche Asset                 foreign exchange and derivative
  Management and Portfolio Manager           products at J.P. Morgan.
  of the fund.                           o   Global Head of Quantitative
  o   Joined Deutsche Asset                  Strategies Portfolio Management:
      Management in 1999, formerly           New York.
      serving as portfolio manager       o   Joined the fund in 2005.
      for Absolute Return Strategies,    o   BS, The Wharton School, University
      after 13 years of experience in        of Pennsylvania.
      various research and analysis
      positions at State Street
      Global Advisors, FPL Energy,
      Barnett Bank, Trade Finance
      Corporation and Reserve
      Financial Management.
  o   Senior Portfolio Manager for
      Quantitative Strategies: New
      York.
  o   Joined the fund in 2007.
  o   BA and MBA, University of Miami.



               Please Retain This Supplement for Future Reference


June 11, 2008
DSDP-3603

Supplement to the currently effective Statements of Additional Information for the listed Fund:

DWS Short Duration Plus Fund

--------------------------------------------------------------------------------

The following information supplements the "Management of the Fund" section of the above-referenced Fund's currently effective Statements of Additional Information.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of March 31, 2008.

                                                       Dollar Range of                    Dollar Range of All DWS
Name of Portfolio Manager                             Fund Shares Owned                      Fund Shares Owned
-------------------------                             -----------------                      -----------------
Eric S. Meyer                                                 $0                                 $1-$10,000


Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of March 31, 2008.

Other SEC Registered Investment Companies Managed:

                                                                                 Number of
                                       Number of        Total Assets of         Investment          Total Assets of
                                      Registered          Registered         Company Accounts        Performance-
                                      Investment          Investment         with Performance-         Based Fee
Name of Portfolio Manager              Companies           Companies             Based Fee             Accounts
-------------------------              ---------           ---------             ---------             --------

Eric S. Meyer                              1              $50,183,125                0                    $0




Other Pooled Investment Vehicles Managed:


                                                                              Number of Pooled
                                                                                 Investment
                                      Number of                               Vehicle Accounts      Total Assets of
                                       Pooled          Total Assets of              with             Performance-
                                     Investment       Pooled Investment         Performance-           Based Fee
Name of Portfolio Manager             Vehicles             Vehicles              Based Fee             Accounts
-------------------------             --------             --------              ---------             --------

Eric S. Meyer                             6             $1,801,622,214               0                    $0

Other Accounts Managed:

                                                                                  Number of
                                                                               Other Accounts        Total Assets of
                                      Number of                                     with             Performance-
                                        Other          Total Assets of          Performance-           Based Fee
Name of Portfolio Manager             Accounts          Other Accounts           Based Fee             Accounts
-------------------------             --------          --------------           ---------             --------

Eric S. Meyer                             0                   $0                     0                    $0





               Please Retain This Supplement for Future Reference

June 11, 2008